Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

17. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates. For the years ended December 31, 2018, 2019 and 2020, lease expense was $11.2 million, $11.5 million and $12.5 million, respectively. Based on the current rental lease agreements, commitments of future minimum lease payments as of December 31, 2020 were as follows:

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of December 31, 2020:	$9,726	$6,406	$2,522	$642	$156

Purchase commitments mainly include minimum commitments for marketing activities and internet connection. Purchase commitments as of December 31, 2020 were as follows:

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of December 31, 2020:	$206,077	$197,181	$5,834	$3,062	$—

2022 Notes represent the future maximum commitments relating to the principal amount and interests in connection with the issuance of $900 million in aggregate principal amount of 1.25% coupon interest convertible senior notes, which will mature on November 15, 2022. 2024 Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of $800 million in aggregate principal amount of unsecured senior notes bearing an annual interest rate of 3.50%, which will mature on July 5, 2024. 2030 Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of $750 million in aggregate principal amount of unsecured senior notes bearing an annual interest rate of 3.375%, which will mature on July 8, 2030.

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
2022 Notes	$922,492	$11,250	$911,242	$—	$—
2024 Notes	898,000	14,000	56,000	828,000	—
2030 Notes	990,469	12,656	50,625	50,625	876,563
Total	$2,810,961	$37,906	$1,017,867	$878,625	$876,563

There are uncertainties regarding the legal basis of the Group’s ability to operate an Internet business in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, the existing regulations are unclear as to which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group may be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

There are no claims, lawsuits, investigations or proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial statements.